Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 28,452	$ 22,895	$ 19,739	$ 22,337	$ 17,684	$ 16,081	$ 14,952	$ 12,916	$ 11,294	$ 9,450	$ 30,826
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	28,139	22,816	19,815	22,596	18,023	16,515	15,471	13,463	11,862	10,000	$ 30,260
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	29,434	23,745	20,521	23,283	18,479	16,849	15,705	13,597	11,920	10,000	$ 31,808
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	31,046	24,904	21,402	24,143	19,052	17,268	16,002	13,773	11,997	10,000	$ 33,742
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	30,796	24,720	21,258	23,997	18,952	17,191	15,944	13,736	11,981	10,000	$ 33,449
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 35,315	$ 25,900	$ 21,296	$ 25,194	$ 19,380	$ 16,830	$ 16,143	$ 13,691	$ 11,543	$ 10,000	$ 41,530